UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Soundpost Partners, LP

Address:    405 Park Avenue
            6th Floor
            New York, New York 10022

13F File Number: 028-12775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Howard Bloom
Title:   Chief Financial Officer
Phone:   (212) 920-8388


Signature, Place and Date of Signing:

/s/ Howard Bloom              New York, New York           November 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  66

Form 13F Information Table Value Total:  $188,475
                                          (thousands)


List of Other Included Managers:

NONE

                                                      FORM 13F INFORMATION TABLE
                                                        Soundpost Partners, LP
                                                          September 30, 2009



COLUMN 1                       COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE OF                     VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHR      VOTING AUTHORITY
NAME OF ISSUER                 CLASS             CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION  MGRS     SOLE    SHARED  NONE
2020 CHINACAP ACQUIRCO INC     W EXP 11/08/201   90212G117     119       92,973  SH         SOLE       NONE      92,973
ABOVENET INC                   COM               00374N107   3,121       64,000  SH         SOLE       NONE      64,000
ADVANTA CORP                   CL B              007942204     924    1,650,000  SH         SOLE       NONE   1,650,000
ALTRIA GROUP INC               COM               02209S103   2,226      125,000     PUT     SOLE       NONE     125,000
AMERICAN WTR WKS CO INC NEW    COM               030420103   6,979      350,000  SH         SOLE       NONE     350,000
ARGO GROUP INTL HLDGS LTD      COM               G0464B107   1,684       50,000  SH         SOLE       NONE      50,000
ARLINGTON ASSET INVT CORP      COM               041356106     392      800,000  SH         SOLE       NONE     800,000
ASPEN INSURANCE HOLDINGS LTD   SHS               G05384105   4,632      175,000  SH         SOLE       NONE     175,000
AUTOMATIC DATA PROCESSING IN   COM               053015103   3,930      100,000  SH         SOLE       NONE     100,000
AVI BIOPHARMA INC              COM               002346104     516      300,000  SH         SOLE       NONE     300,000
AXCELIS TECHNOLOGIES INC       COM               054540109   1,530    1,275,000  SH         SOLE       NONE   1,275,000
BIOFORM MEDICAL INC            COM               09065G107     537      150,000  SH         SOLE       NONE     150,000
BIOMIMETIC THERAPEUTICS INC    COM               09064X101   1,648      135,000  SH         SOLE       NONE     135,000
BIOSPECIFICS TECHNOLOGIES CO   COM               090931106   1,601       50,000  SH         SOLE       NONE      50,000
CARDIONET INC                  COM               14159L103   1,344      200,000  SH         SOLE       NONE     200,000
CERADYNE INC                   NOTE 2.875%12/1   156710AA3   1,172    1,300,000 PRN         SOLE       NONE   1,300,000
CHIPMOS TECH BERMUDA LTD       SHS               G2110R106   1,455    1,500,000  SH         SOLE       NONE   1,500,000
CONEXANT SYSTEMS INC           NOTE 4.000% 3/0   207142AH3   1,706    2,000,000 PRN         SOLE       NONE   2,000,000
COWEN GROUP INC                COM               223621103     255       35,800  SH         SOLE       NONE      35,800
CUMULUS MEDIA INC              CL A              231082108     190      109,700  SH         SOLE       NONE     109,700
DELL INC                       COM               24702R101   3,052      200,000     CALL    SOLE       NONE     200,000
ELECTRONIC ARTS INC            COM               285512109   3,810      200,000  SH         SOLE       NONE     200,000
FLEXTRONICS INTL LTD           ORD               Y2573F102   9,338    1,250,000     CALL    SOLE       NONE   1,250,000
GLOBAL INDS LTD                DBCV 2.750% 8/0   379336AE0   4,498    7,000,000 PRN         SOLE       NONE   7,000,000
GLOBE SPECIALTY METALS INC     COM               37954N206     167       18,560  SH         SOLE       NONE      18,560
HARLEY DAVIDSON INC            COM               412822108  10,350      450,000     PUT     SOLE       NONE     450,000
INNERWORKINGS INC              COM               45773Y105     169       34,164  SH         SOLE       NONE      34,164
INTEGRAL SYS INC MD            COM               45810H107     690      100,000  SH         SOLE       NONE     100,000
JAMBA INC                      COM               47023A101   1,116      600,000  SH         SOLE       NONE     600,000
KENDLE INTERNATIONAL INC       NOTE 3.375% 7/1   48880LAA5   1,765    2,000,000 PRN         SOLE       NONE   2,000,000
KEYNOTE SYS INC                COM               493308100   1,320      140,000  SH         SOLE       NONE     140,000
KROGER CO                      COM               501044101   3,096      150,000  SH         SOLE       NONE     150,000
LEAPFROG ENTERPRISES INC       CL A              52186N106     493      120,000  SH         SOLE       NONE     120,000
LODGIAN INC                    COM PAR $.01      54021P403      73       44,390  SH         SOLE       NONE      44,390
M & F WORLDWIDE CORP           COM               552541104     273       13,500  SH         SOLE       NONE      13,500
MCDONALDS CORP                 COM               580135101   2,854       50,000  SH         SOLE       NONE      50,000
MCG CAPITAL CORP               COM               58047P107   7,018    1,675,000  SH         SOLE       NONE   1,675,000
MDS INC                        COM               55269P302  10,647    1,300,000  SH         SOLE       NONE   1,300,000
METROPCS COMMUNICATIONS INC    COM               591708102   2,808      300,000  SH         SOLE       NONE     300,000
MI DEVS INC                    CL A SUB VTG      55304X104   2,347      174,500  SH         SOLE       NONE     174,500
NCI BUILDING SYS INC           NOTE 2.125%11/1   628852AG0   1,395    1,000,000 PRN         SOLE       NONE   1,000,000
NORTH ASIA INVESTMENT CORP     W EXP 07/23/201   G66202113   3,617       24,100  SH         SOLE       NONE      24,100
NOVARTIS A G                   SPONSORED ADR     66987V109   2,519       50,000  SH         SOLE       NONE      50,000
PALM INC NEW                   COM               696643105   6,984      400,000     PUT     SOLE       NONE     400,000
PEPSI BOTTLING GROUP INC       COM               713409100     729       20,000     PUT     SOLE       NONE      20,000
PGT INC                        COM               69336V101   1,911      666,000  SH         SOLE       NONE     666,000
POINT 360                      COM               730507100     709      460,300  SH         SOLE       NONE     460,300
RCN CORP                       COM NEW           749361200     716       77,000  SH         SOLE       NONE      77,000
READING INTERNATIONAL INC      CL A              755408101     109       26,631  SH         SOLE       NONE      26,631
REVLON INC                     CL A NEW          761525609     972      200,000  SH         SOLE       NONE     200,000
RUSH ENTERPRISES INC           CL B              781846308     603       55,000  SH         SOLE       NONE      55,000
SAIC INC                       COM               78390X101   8,618      491,317  SH         SOLE       NONE     491,317
SANDISK CORP                   NOTE 1.000% 5/1   80004CAC5   1,561    2,000,000 PRN         SOLE       NONE   2,000,000
SELECTICA INC                  COM               816288104     277      838,490  SH         SOLE       NONE     838,490
SILICON MOTION TECHNOLOGY CO   SPONSORED ADR     82706C108     478      120,000  SH         SOLE       NONE     120,000
SPECIALTY UNDERWRITERS ALLIA   COM               84751T309   1,386      210,000  SH         SOLE       NONE     210,000
SPDR TR                        UNIT SER 1        78462F103  26,398      250,000  SH         SOLE       NONE     250,000
STEWART ENTERPRISES INC        CL A              860370105     523      100,000  SH         SOLE       NONE     100,000
SUN HEALTHCARE GROUP INC       COM NEW           866933401   3,888      450,000  SH         SOLE       NONE     450,000
SUPERVALU INC                  COM               868536103   1,140       75,700     PUT     SOLE       NONE      75,700
TOMOTHERAPY INC                COM               890088107   6,062    1,400,000  SH         SOLE       NONE   1,400,000
UNITED AMER INDEMNITY LTD      CL A              90933T109     554       75,000  SH         SOLE       NONE      75,000
VERIFONE HLDGS INC             NOTE 1.375% 6/1   92342YAB5   1,715    2,000,000 PRN         SOLE       NONE   2,000,000
VERIZON COMMUNICATIONS INC     COM               92343V104   3,027      100,000  SH         SOLE       NONE     100,000
VODAFONE GROUP PLC NEW         SPONS ADR NEW     92857W209   3,375      150,000  SH         SOLE       NONE     150,000
WAL MART STORES INC            COM               931142103   7,364      150,000  SH         SOLE       NONE     150,000



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